PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

7.                                      PROPERTY AND EQUIPMENT, NET

	As of December 31,
	2011	2012

Building	2,561	2,588
Leasehold improvements	493	498
Furniture and office equipment	5,879	5,819
Motor vehicles	1,170	1,078

	10,103	9,983
Less: Accumulated depreciation	(5,430)	(5,590)

Property and equipment, net	4,673	4,393

Depreciation expenses for the years ended December 31, 2010, 2011 and 2012 were US$962, US$1,087, and US$957 respectively.